Variable Interest Entities - Schedule of Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Total assets	$ 213,758	$ 109,298	$ 58,309
Liabilities	192,503	99,636
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total assets	2,052	762
Amortization method qualified affordable housing project investments, tax provision	169	60	22
Affordable housing tax credits and other tax benefits, amount	176	77	26
Affordable housing tax credits, amount	157	60	$ 22
Variable Interest Entity, Not Primary Beneficiary | Total tax credit equity investments
Variable Interest Entity [Line Items]
Total assets	1,890	603
Variable Interest Entity, Not Primary Beneficiary | Affordable housing tax credit investments
Variable Interest Entity [Line Items]
Total assets	1,887	598
Variable Interest Entity, Not Primary Beneficiary | Other tax credit equity investments
Variable Interest Entity [Line Items]
Total assets	3	5
Variable Interest Entity, Not Primary Beneficiary | Other unconsolidated investments
Variable Interest Entity [Line Items]
Total assets	162	159
Variable Interest Entity, Not Primary Beneficiary | Commitments to tax credit investments
Variable Interest Entity [Line Items]
Liabilities	$ 947	$ 295